UMB FUND SERVICES, INC.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


December 6, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, DC  20549

Re:      Lotsoff Capital Management Investment Trust
         Registration Nos. 333-108394; 811-21422
         Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940 , as amended, is the Fund's Form N-CSR for the annual period ended September 30, 2007. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ CONSTANCE DYE SHANNON
Executive Vice President and General Counsel